2. Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Derivative Liabilities, Current	$ 3,320,943	$ 361,170	$ 0
Fair value of derivative liabilities issued	314,551	455,786
Conversion of Notes Payable		(282,877)
Loss on change in derivative liability	$ 2,645,222	$ 188,261